Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Strong Global Entertainment Inc [Member]
Schedule of Other Current Assets

Other current assets consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Prepaid expenses	$600	$451
Unbilled accounts receivable	578	552
Other	86	59
Total	$1,264	$1,062

Other current assets include the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses	$451	$417
Costs incurred in connection with initial public offering	-	1,920
Unbilled accounts receivable	552	337
Other	59	207
Total Other current assets	$1,062	$2,881